PRODUCT WARRANTY PROVISION (Tables)	12 Months Ended
Dec. 31, 2024
Guarantees and Product Warranties [Abstract]
SCHEDULE OF MOVEMENT OF PRODUCT WARRANTY PROVISION

The movement of product warranty provision is as following:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Balance at beginning of year	$2,925,070	$3,438,160	5,577,060
Warranty costs incurred	(172,851)	(1,205,002)	(2,013,794)
Provision for new warranties	-	42,176	256,433
Reversal of expired warranty	(674,122)	-	-
Foreign exchange adjustment	(67,890)	649,736	(381,539)
Balance at end of year	2,010,207	2,925,070	3,438,160
Less: Current portion	1,368,031	2,008,484	2,281,360
Non-current portion	$642,176	$916,586	$1,156,800